Long-Term Debt (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Long Term Debt [Line Items]
Borrowings under Guaranteed Investment Agreements	$ 96,936		$ 94,198
Line of Credit Facility, Interest Rate Description	The floating interest rates on the revolving notes are between DTF+6% and DTF+7%. DTF is the primary measure of interest rates in Colombia.		The floating interest rates on the revolving notes are between DTF+6% and DTF+7%. DTF is the primary measure of interest rates in Colombia.
Long-term Line of Credit	$ 202		$ 375	$ 1,872
Interest expense	2,152	$ 1,973	(8,900)	(7,886)
Capital Leases, Future Minimum Payments Due			15,505
Proceeds from Debt, Net of Issuance Costs			9,185	8,372
Proceeds from Issuance of Debt	22,255	23,229	87,109	21,237
Repayments of Debt	21,767	16,530	77,924	$ 12,865
Capital Leased Assets, Gross	9,100	$ 55
Revolving Lines Of Credit [Member]
Long Term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,700		$ 1,900
Maximum [Member]
Long Term Debt [Line Items]
Debt Instrument, Term	15 years		15 years
Debt Instrument, Interest Rate, Effective Percentage	12.03%		12.01%
Capital Leases Obligation Discount Rate			12.20%
Minimum [Member]
Long Term Debt [Line Items]
Debt Instrument, Term	6 months		9 months
Debt Instrument, Interest Rate, Effective Percentage	2.90%		4.56%
Capital Leases Obligation Discount Rate			7.94%